UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21501

ING Clarion Investors, LLC
(Exact name of registrant as specified in charter)

14 East 4th Street Suite 1128 New York, NY		10012
(Address of principal executive offices)		(Zip code)

Annemarie Gilly ING Clarion Investors, LLC 14 East 4th Street Suite 1128 New York, NY 10012
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

Attached hereto.

ING Clarion Investors, LLC

Schedule of Investments (a)

Commercial Mortgage Backed Securities (134.06%(b))

	Face Amount		Value
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036	$36,887,484	(c)	$15,405,366
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036	12,845,000		9,727,040
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042	28,432,494	(c)	11,761,693
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042	9,951,000		7,238,487
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041	25,255,508	(c)	8,700,257
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041	11,958,000		9,203,826
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041	24,543,900	(c)	9,233,081
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041	8,662,000		6,746,378
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042	24,496,705	(c)	10,273,644
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042	7,199,000		5,532,944
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037	20,430,000	(c)	7,180,118
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037	9,614,000		6,214,841
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038	26,052,997	(c)	9,453,375
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038	3,908,000		2,761,552
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041	13,897,068	(c)	5,041,610
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041	8,616,500		6,899,106
Wachovia Bank Commercial Mortgage Trust., 5.238% - 5.357%, 11/15/2035	21,921,293	(c)	9,481,974
Wachovia Bank Commercial Mortgage Trust., 5.238%, 11/15/2035	2,500,000		1,880,078
CS First Boston Mortgage Securities Corp., 5.226% - 5.331%, 12/15/2036	29,956,490	(c)	11,311,186
LB UBS Commercial Mortgage Trust., 5.075%, 7/15/2037	28,943,893	(c)	11,009,029
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040	15,930,797	(c)	6,121,472
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040	5,792,000		4,579,526
Wachovia Bank Commercial Mortgage Trust., 5.447%, 10/15/2035	4,000,000		2,578,906
Wachovia Bank Commercial Mortgage Trust., 5.519% - 5.700%, 10/15/2035	26,576,247	(c)	7,895,037
Wachovia Bank Commercial Mortgage Trust., 4.932% - 5.096%, 4/15/2035	27,868,535	(c)	9,440,348
Wachovia Bank Commercial Mortgage Trust., 4.932%, 4/15/2035	3,300,000		2,269,523
Wachovia Bank Commercial Mortgage Trust., 4.990%, 5/15/2044	14,127,000		10,930,500
Wachovia Bank Commercial Mortgage Trust., 4.990%, 5/15/2044	34,311,341	(c)	15,553,256
CS First Boston Mortgage Securities Corp., 6.00%, 7/15/2035	1,500,000		1,235,625
JP Morgan Commercial Mortgage Finance Corp., 5.056%, 1/12/2035	800,000		616,656
DLJ Commercial Mortgage Corp., 5.75%, 3/10/2032	1,298,000		973,652

Total investments in securities (134.06%(b)) (amoritized cost $227,953,793)			$227,250,086

(a) The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

(b) Represents percentage of partners’ capital at September 30, 2005

(c) Securities are deemed illiquid at September 30, 2005 and have been fair valued.

Securities Sold, Not Yet Purchased

Face Amount	U.S. Treasury Notes and Bonds	Value
$(92,633,000)	U.S. Treasury, 4.25% 11/15/14	$(92,010,623)
(3,843,000)	U.S. Treasury, 6.25% 05/15/30	(4,773,126)
Total securities sold, not yet purchased (proceeds $97,498,988)		$(96,783,749)

Reverse Repurchase Agreement

Broker	Interest Rate	Maturity	Amount
Bear, Stearns & Co. Inc.	4.60%	11/01/05	$46,974,000
Bear, Stearns & Co. Inc.	4.75%	11/01/05	9,474,000

Total reverse repurchase agreements			$56,448,000

Item 2. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act) within 90 days of the filing date of this report and, based on that evaluation, concluded that these controls and procedures were effective as of that evaluation date.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act) during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the  registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 (a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING Clarion Investors, LLC

By	/S/ Annemarie Gilly
Annemarie Gilly President and Chief Executive Officer

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ Annemarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	November 28, 2005

By	/S/ Jeff Lazar
Jeff Lazar Treasurer and Chief Financial Officer

Date	November 28, 2005